Financial Instruments - Reconciliation of recurring Level 3 fair value measurements (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 0
Additions as a result of business combination	179
Purchases	186
Proceeds at maturity	(62)
Unrealized gains recognized in accumulated other comprehensive income (loss)	1
Ending balance	$ 304